Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

5.           Income Taxes

The Company and its subsidiaries are subject to taxation in various jurisdictions including Hong Kong. Pursuant to the rules and regulations of the Cayman Islands, the Company is not subject to any income tax in the Cayman Islands. The income of its subsidiaries which are incorporated in the BVI is not subject to taxation in the BVI under the current BVI law. The subsidiary operating in Hong Kong is subject to income taxes as described below.

The subsidiary operating in Hong Kong was subject to a two-tiered profits tax rates regime at the rate of 8.25% for the first HK$2,000 assessable profits and at 16.5% over HK$2,000 assessable profits for the years ended December 31, 2022 and 2023 respectively.

As of December 31, 2023, the Board of Directors considered that the Company had accounted for the uncertain tax positions affecting its consolidated financial position, results of operations or cash flows, and will continue to evaluate for any uncertain position in future. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities.

For the year ended December 31, 2024, final tax assessments for the previous open tax years with an aggregate amount of HK$20,738 were issued by the Inland Revenue Department of Hong Kong and the Company had fully settled the respective tax amount and considered that no uncertain tax position should be recorded as of December 31, 2024.

Following the finalization of the assessments by the Inland Revenue Department of Hong Kong, the Company considered and concluded that no uncertain tax position should be recorded as of December 31, 2025.

Profit/(loss) before income tax expense from continuing operations was attributable to the following geographic locations:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	HK$	HK$	HK$

Hong Kong	771	(432)	—
All other non-Hong Kong	210	280	(1,939)
Total profit/(loss) before income tax expense	981	(152)	(1,939)

The provision for income taxes expenses consists of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	HK$	HK$	HK$

Hong Kong
- Current	1,047	1,948	—
- Overprovision in previous year	—	(5,480)	—
- Tax interests and penalties	—	11,290	—
Total Hong Kong income tax expenses	1,047	7,758	—

Non-Hong Kong	—	—	—
Total non-Hong Kong income tax expenses	—	—	—

Total income tax expenses	1,047	7,758	—

5.           Income Taxes – (Continued)

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax rate to income/(loss) before income tax expense are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	HK$	HK$

Provision for income taxes at Hong Kong profits tax rates	1,174	(3,603)
Tax interests and penalties	—	11,290
Effect of income not chargeable for tax purpose	(154)	—
Effect of expenses not deductible for tax purpose	—	—
Tax effect of tax losses not recognized	27	71
	1,047	7,758

Reconciliation of the differences between statutory tax rate and the effective tax rate

After the prospective adoption of ASU 2023-09 for the year ended December 31, 2025, the reconciliation of the Group’s reported income tax expense to the theoretical tax amount that would arise using the statutory tax rate against the Group’s loss before income taxes is as follows.

	Year ended
	December 31, 2025
	Amount	Percent

Hong Kong statutory income tax rate of 16.5%	(320)	16.5%
Foreign Tax Effects
Cayman Islands
Statutory tax rate difference between Cayman Islands and Hong Kong	305	(15.7)%

British Virgin Islands
Statutory tax rate difference between British Virgin Islands and Hong Kong	15	(0.8)%

Income tax expense	—	0.0%